Provisions, income tax liabilities and other liabilities - Fair Value of Plans Assets relating to Pension Plans and Other Post-employment Plans (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	62.30%	63.10%	84.90%
Other securities	37.70%	36.90%	15.10%
Total	100.00%	100.00%	100.00%
Cash and cash equivalents
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	1.40%	0.80%	0.80%
Equity instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	17.90%	19.30%	22.30%
Bonds and similar instruments
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	35.50%	35.80%	54.30%
Real estate
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	2.70%	2.90%	3.40%
Derivatives
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	0.10%	(0.20%)	0.00%
Commodities
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	1.40%	1.10%	0.90%
Other
Disclosure of fair value of plan assets [line items]
Securities quoted in an active market	3.30%	3.40%	3.20%
Hedge funds
Disclosure of fair value of plan assets [line items]
Other securities	0.00%	0.00%	0.00%
Insurance policies
Disclosure of fair value of plan assets [line items]
Other securities	37.70%	36.90%	15.10%